Feb. 23, 2026
Calamos Short-Term Bond Fund | Calamos Short-Term Bond Fund
Investment Objective
Calamos Short-Term Bond Fund's investment objective is a high level of current income consistent with preservation of principal.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 144 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 71 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS I
Management Fee	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.64%	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	289	425	574	1,005
Class I	40	125	219	493

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	289	425	574	1,005
Class I	40	125	219	493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed debt securities (including TBAs); corporate debt securities, repurchase agreements, convertible securities, money market instruments, Treasury Bills, and other securities believed to have debt-like characteristics (such as preferred securities and corporate loans and related assignments and participations). The Fund intends to utilize Treasury futures for duration management purposes without limitation. The Fund's 80% policy may be changed upon at least 60 days' written notice to shareholders.

The Fund will invest primarily in investment grade debt securities (those rated BBB or higher by S&P, or Baa or higher by Moody's), which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the investment grade categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs). In addition, the Fund may invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or "junk" bonds, which include bonds, bank loans and preferred securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by the Fund's investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C.

Duration is a measure of the price sensitivity of a debt security to a change in interest rates. For example, the price of a bond with an average duration of three years would be expected to fall approximately three percent if market interest rates rose by one percent. Conversely, the price of a bond with an average duration of three years would be expected to rise approximately three percent if market interest rates dropped by one percent.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. The convertible securities in which the Fund may invest consist of bonds, structured notes, debentures and preferred stocks, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares. Structured notes are fixed-income debentures linked to equity and the structured notes invested in by the Fund will not be customized for the Fund. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. The bonds, structured notes and debentures may be rated investment grade or below, may be issued by corporates, governments or public international bodies and may be denominated in a variety of currencies and issued with either fixed or floating rates. Convertible securities may offer higher income than the shares into which they are convertible. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying shares or sell it to a third party. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price), into the issuer's common stock.

Certain convertible debt securities include a "put option" which entitles the Fund to sell the security to the issuer before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely many convertible securities are issued with a "call" feature that allows the security's issuers to choose when to redeem the security.

The debt securities described above may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets such as car loans or aviation financing.

The investment adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The investment adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market. As part of its security strategy, the investment adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Fund may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The investment adviser will sell a security if it becomes concerned about its credit risk, is forced by market factors to raise money, or an attractive replacement is available.

Pending investment or re-investment or, at any time, for temporary defensive purposes, the Fund may hold up to 100% of its net assets in cash, money market funds and cash equivalent securities. The Fund may invest up to 20% of its net assets in non-U.S. debt securities, including non-dollar denominated debt securities and emerging markets securities.

The Fund may use derivative instruments such as futures, options, forwards, swaps (including currency swaps, interest rate swaps, credit default swaps, credit default index swaps, and total return swaps), and equity-linked structured notes for risk management purposes or as part of the Fund's investment strategies. The Fund may also invest in ETFs.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	3.16	% (6.30.20)	Lowest Quarterly Return:	-2.42	% (3.31.22)

Average Annual Total Returns as of 12.31.25
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	9.18.18
Load Adjusted Return before taxes		3.44%	1.95%	2.57%
Class I	9.18.18
Load Adjusted Return before taxes		6.09%	2.64%	3.13%
Load Adjusted Return after taxes on distributions*		4.14%	1.10%	1.64%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		3.58%	1.34%	1.76%
Bloomberg US Aggregate Bond Index[1]		7.30%	-0.36%	2.16%
Bloomberg 1-3 Year Government/Credit Index		5.35%	1.97%	2.54%
Bloomberg US Credit 1-3 Year Index		5.82%	2.46%	3.02%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg 1-3 Year Government/Credit Index and Bloomberg U.S. 1-3 Year Credit Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg US 1-3 Year Credit Index shows how the Fund's performance compares to an index of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. It is composed of a corporate and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.